Production costs (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Summary of Product Cost

	December 31, 2023	December 31, 2022

Labour	$99,680	$90,460
Fuel	17,306	24,430
Reagents	48,669	45,442
Electricity	23,201	31,729
Mining contractors	45,364	39,708
Operating and maintenance supplies and services	129,565	104,272
Support costs	40,949	53,669
Royalties and selling expenses	74,213	69,876
	$478,947	$459,586